Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2020	2019
UK R&D tax credit	$4,610	$4,791
Prepaid insurance premium	3,154	212
Prepaid research and development	2,317	903
VAT recoverable	1,171	426
Deferred IPO costs	—	115
Other current assets	796	740
	$12,048	$7,187